Share Based Compensation (Details) - USD ($)									1 Months Ended		12 Months Ended
	Jan. 01, 2023	Mar. 08, 2022	Jan. 01, 2022	Jul. 14, 2021	Jun. 08, 2021	Mar. 11, 2021	Aug. 10, 2020	Mar. 15, 2019	Jun. 01, 2020	Mar. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation (Details) [Line Items]
Options granted				7,247	9,058	752,185	27,473	218,222	148,792	536,777
Excersie price per share (in Dollars per share)						$ 2.76	$ 3.64	$ 12.91	$ 3.11	$ 2.99
Weighted-average grant date fair value of share option grants (in Dollars per share)											$ 2.76	$ 3.04	$ 12.91
Maximum contractual term											11 years 2 months 19 days	11 years 6 months 3 days
2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Weighted-average grant date fair value of share option grants (in Dollars per share)											$ 2.57	$ 1.76	$ 10.31
Maximum contractual term											12 years 9 months 18 days
Class A Ordinary Shares [Member] | 2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Total shares issued											5,500,000
Stock option related, description											Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the Option Plan.
Subsequent Event [Member]
Share Based Compensation (Details) [Line Items]
Options granted			367,950
Forecast [Member]
Share Based Compensation (Details) [Line Items]
Options granted	367,930
Option granted description		1,531,332 options were granted on March 8, 2022 to directors, employees, external consultants and advisors of the Group with an exercise price of $1.34 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date. 748,881 options vest on January 1, 2023 and expire on December 31, 2033; 748,868 options vest on January 1, 2024 and expire on December 31, 2034; 18,657 options vest on June 8, 2022 and expire on June 7, 2033; and 14,926 options vest on July 14, 2022 and expire on July 13, 2033.
Employees [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)											$ 1,203,000	$ 1,191,957	$ 1,180,477
Non-employees [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)											$ 479,460	$ 286,608	$ 432,355